GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 100.4%
Automobiles & Components – 0.9%
1,913,500	Ford Motor Co.	$ 17,527,660
193,798	General Motors Co.	7,263,549

		24,791,209

Banks – 6.2%
497,365	Bank of America Corp.	14,508,137
158,600	Citigroup, Inc.	10,956,088
9,700	First Hawaiian, Inc.	258,990
68,000	FNB Corp.	784,040
894,800	Huntington Bancshares, Inc.	12,768,796
457,229	JPMorgan Chase & Co.(a)(b)	53,811,281
1,048,899	New York Community Bancorp, Inc.(b)	13,163,683
582,300	PacWest Bancorp	21,160,782
1,198,199	People’s United Financial, Inc.(b)	18,733,841
119,100	TFS Financial Corp.	2,146,182
273,000	Umpqua Holdings Corp.	4,493,580
521,098	Wells Fargo & Co.	26,284,183

		179,069,583

Capital Goods – 6.7%
111,299	3M Co.	18,297,556
77,400	Boeing Co. (The)	29,448,378
134,500	Caterpillar, Inc.	16,988,695
43,700	Cummins, Inc.	7,108,679
33,300	Deere & Co.	5,617,044
203,097	Eaton Corp. plc	16,887,515
156,196	Emerson Electric Co.	10,443,265
229,398	Fastenal Co.	7,494,433
80,700	Honeywell International, Inc.	13,654,440
28,500	Illinois Tool Works, Inc.	4,459,965
130,100	Johnson Controls International plc	5,710,089
20,500	L3Harris Technologies, Inc.	4,277,120
69,034	Lockheed Martin Corp.	26,927,402
12,500	MSC Industrial Direct Co., Inc. Class A	906,625
9,206	Trinity Industries, Inc.	181,126
114,801	United Technologies Corp.	15,672,632
64,899	Watsco, Inc.	10,979,613

		195,054,577

Commercial & Professional Services – 0.6%
339,103	KAR Auction Services, Inc.	8,324,893
399,500	Nielsen Holdings plc	8,489,375

		16,814,268

Consumer Durables & Apparel – 1.1%
41,599	Garmin Ltd.	3,523,020
362,099	Newell Brands, Inc.	6,778,493
81,000	NIKE, Inc. Class B	7,607,520
229,000	Tapestry, Inc.	5,965,450
85,705	VF Corp.	7,626,726

		31,501,209

Consumer Services – 2.4%
196,300	Carnival Corp.	8,580,273
286,802	Extended Stay America, Inc.	4,198,781
270,947	International Game Technology plc	3,850,157
121,203	Las Vegas Sands Corp.	7,000,685
107,801	McDonald’s Corp.	23,145,953
168,200	Six Flags Entertainment Corp.	8,542,878

Shares	Description	Value

Common Stocks – (continued)
Consumer Services – (continued)
60,300	Starbucks Corp.	$ 5,331,726
10,501	Vail Resorts, Inc.	2,389,608
166,700	Wyndham Destinations, Inc.	7,671,534

		70,711,595

Diversified Financials – 4.0%
42,900	American Express Co.	5,074,212
122,739	Berkshire Hathaway, Inc. Class B*	25,532,167
28,700	BlackRock, Inc.	12,789,868
30,501	CME Group, Inc.	6,446,081
24,600	Eaton Vance Corp.	1,105,278
1,155,704	Invesco Ltd.	19,577,626
475,000	Janus Henderson Group plc	10,668,500
94,200	Legg Mason, Inc.	3,597,498
164,200	Morgan Stanley	7,006,414
388,902	Navient Corp.	4,977,945
52,400	Santander Consumer USA Holdings, Inc.	1,336,724
135,900	T. Rowe Price Group, Inc.	15,526,575
75,000	Virtu Financial, Inc. Class A(c)	1,227,000

		114,865,888

Energy – 5.6%
156,500	Antero Midstream Corp.(c)	1,158,100
314,098	Chevron Corp.(a)	37,252,023
689,303	Exxon Mobil Corp.(a)(b)	48,671,685
165,500	Helmerich & Payne, Inc.	6,631,585
477,400	Kinder Morgan, Inc.	9,839,214
79,901	Marathon Petroleum Corp.	4,853,986
388,699	Occidental Petroleum Corp.	17,285,444
184,600	ONEOK, Inc.	13,603,174
262,600	Schlumberger Ltd.	8,973,042
73,100	Valero Energy Corp.	6,231,044
290,900	Williams Cos., Inc. (The)	6,999,054

		161,498,351

Food & Staples Retailing – 1.3%
26,100	Costco Wholesale Corp.	7,519,671
61,000	Sysco Corp.	4,843,400
107,600	Walgreens Boots Alliance, Inc.	5,951,356
154,741	Walmart, Inc.	18,364,662

		36,679,089

Food, Beverage & Tobacco – 3.7%
284,659	Altria Group, Inc.	11,642,553
708,800	Coca-Cola Co. (The)(a)	38,587,072
5,200	Coca-Cola European Partners plc	288,340
32,300	Flowers Foods, Inc.	747,099
276,402	General Mills, Inc.	15,235,278
311,600	Kraft Heinz Co. (The)	8,704,546
143,006	PepsiCo, Inc.	19,606,123
180,702	Philip Morris International, Inc.	13,720,703

		108,531,714

Health Care Equipment & Services – 5.5%
367,342	Abbott Laboratories	30,735,505
18,400	Align Technology, Inc.*	3,328,928
34,087	Anthem, Inc.	8,184,289
39,700	Becton Dickinson and Co.	10,042,512
173,500	Cardinal Health, Inc.	8,187,465
325,078	CVS Health Corp.	20,502,669

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
6,500	DexCom, Inc.*	$ 970,060
17,000	Edwards Lifesciences Corp.*	3,738,470
3,000	Insulet Corp.*	494,790
17,701	Intuitive Surgical, Inc.*	9,557,301
206,153	Medtronic plc	22,392,339
400	Penumbra, Inc.*	53,796
27,900	ResMed, Inc.	3,769,569
41,500	Stryker Corp.	8,976,450
137,371	UnitedHealth Group, Inc.(a)	29,853,466

		160,787,609

Household & Personal Products – 2.0%
91,998	Kimberly-Clark Corp.	13,068,316
372,598	Procter & Gamble Co. (The)(a)	46,343,739

		59,412,055

Insurance – 2.1%
85,402	Arthur J Gallagher & Co.	7,649,261
44,600	Fidelity National Financial, Inc.	1,980,686
27,300	First American Financial Corp.	1,610,973
194,399	Mercury General Corp.	10,863,016
176,801	MetLife, Inc.	8,337,935
426,606	Old Republic International Corp.	10,055,103
110,399	Principal Financial Group, Inc.	6,308,199
156,400	Prudential Financial, Inc.	14,068,180

		60,873,353

Materials – 2.5%
20,400	Air Products & Chemicals, Inc.	4,525,944
23,304	Chemours Co. (The)	348,214
56,601	Domtar Corp.	2,026,882
208,649	Dow, Inc.	9,942,125
86,416	DuPont de Nemours, Inc.	6,162,325
195,899	International Paper Co.	8,192,496
81,900	Linde plc	15,865,668
136,399	LyondellBasell Industries NV Class A	12,203,618
78,900	Newmont Goldcorp Corp.	2,991,888
27,100	Olin Corp.	507,312
6,000	Royal Gold, Inc.	739,260
130,800	Southern Copper Corp.	4,464,204
131,900	WestRock Co.	4,807,755

		72,777,691

Media & Entertainment – 7.0%
30,057	Alphabet, Inc. Class A*	36,703,805
35,828	Alphabet, Inc. Class C*(a)	43,674,332
63,797	Cinemark Holdings, Inc.	2,465,116
517,313	Comcast Corp. Class A	23,320,470
277,041	Facebook, Inc. Class A*(a)	49,335,461
436,701	Interpublic Group of Cos., Inc. (The)	9,415,274
30,699	Match Group, Inc.(c)	2,193,136
51,090	Netflix, Inc.*	13,672,706
91,200	Twitter, Inc.*	3,757,440
147,100	Walt Disney Co. (The)	19,170,072

		203,707,812

Pharmaceuticals, Biotechnology & Life Sciences – 7.7%
356,586	AbbVie, Inc.(a)(b)	27,000,692
116,902	Amgen, Inc.	22,621,706
254,704	Bristol-Myers Squibb Co.	12,915,967
106,815	Eli Lilly & Co.	11,945,121

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
2,000	Exact Sciences Corp.*	$ 180,740
225,899	Gilead Sciences, Inc.	14,317,479
18,900	Illumina, Inc.*	5,749,758
361,603	Johnson & Johnson(a)	46,784,196
355,953	Merck & Co., Inc.	29,964,124
1,088,999	Pfizer, Inc.(a)	39,127,734
99	Sarepta Therapeutics, Inc.*	7,457
48,600	Thermo Fisher Scientific, Inc.	14,155,722

		224,770,696

Real Estate Investment Trusts – 3.1%
40,500	American Homes 4 Rent Class A	1,048,545
101,101	American Tower Corp.	22,356,464
30,700	AvalonBay Communities, Inc.	6,610,631
2,400	Camden Property Trust	266,424
91,900	Crown Castle International Corp.	12,775,019
14,300	Equinix, Inc.	8,248,240
35,305	Equity LifeStyle Properties, Inc.	4,716,125
133,362	Prologis, Inc.	11,365,110
45,900	SBA Communications Corp.	11,068,785
40,000	Sun Communities, Inc.	5,938,000
47,900	Welltower, Inc.	4,342,135
14,800	WP Carey, Inc.	1,324,600

		90,060,078

Retailing – 5.5%
50,122	Amazon.com, Inc.*(a)	87,007,281
4,100	Etsy, Inc.*	231,650
158,376	Home Depot, Inc. (The)	36,746,400
119,000	Kohl’s Corp.	5,909,540
82,100	Lowe’s Cos., Inc.	9,027,716
352,399	Macy’s, Inc.	5,476,280
700	MercadoLibre, Inc.*	385,861
20,500	Penske Automotive Group, Inc.	969,240
66,499	Target Corp.	7,109,408
108,500	TJX Cos., Inc. (The)	6,047,790
2,400	Wayfair, Inc. Class A*	269,088
19,200	Williams-Sonoma, Inc.	1,305,216

		160,485,470

Semiconductors & Semiconductor Equipment – 4.2%
141,600	Applied Materials, Inc.	7,065,840
81,590	Broadcom, Inc.	22,524,551
107,100	Cypress Semiconductor Corp.	2,499,714
525,801	Intel Corp.	27,094,526
27,200	Lam Research Corp.	6,286,192
180,101	Maxim Integrated Products, Inc.	10,429,649
62,824	NVIDIA Corp.	10,935,774
202,897	QUALCOMM, Inc.	15,476,983
159,150	Texas Instruments, Inc.(a)	20,568,546

		122,881,775

Software & Services – 12.5%
72,300	Accenture plc Class A	13,906,905
66,500	Adobe, Inc.*	18,370,625
6,900	Alteryx, Inc. Class A*	741,267
12,800	Atlassian Corp. plc Class A*	1,605,632
43,400	Autodesk, Inc.*	6,410,180
104,700	Automatic Data Processing, Inc.	16,900,674
7,800	Coupa Software, Inc.*	1,010,646
5,700	HubSpot, Inc.*	864,177
176,001	International Business Machines Corp.	25,594,065

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
12,400	Intuit, Inc.	$ 3,297,656
89,800	Mastercard, Inc. Class A	24,386,986
925,050	Microsoft Corp.(a)(b)	128,609,702
2,700	MongoDB, Inc.*(c)	325,296
16,600	Okta, Inc.*	1,634,436
202,676	Oracle Corp.	11,153,260
285,700	Paychex, Inc.	23,647,389
124,201	PayPal Holdings, Inc.*	12,865,964
3,900	RingCentral, Inc. Class A*	490,074
102,785	salesforce.com, Inc.*	15,257,405
20,462	ServiceNow, Inc.*	5,194,279
1,900	Smartsheet, Inc. Class A*	68,457
21,800	Splunk, Inc.*	2,569,348
17,300	Square, Inc. Class A*	1,071,735
1,600	Trade Desk, Inc. (The) Class A*	300,080
7,200	Twilio, Inc. Class A*	791,712
172,768	Visa, Inc. Class A	29,717,824
484,699	Western Union Co. (The)	11,230,476
16,300	Workday, Inc. Class A*	2,770,348
25,100	Zendesk, Inc.*	1,829,288
900	Zscaler, Inc.*	42,534

		362,658,420

Technology Hardware & Equipment – 6.1%
518,588	Apple, Inc.(a)(b)	116,148,154
716,048	Cisco Systems, Inc.(a)	35,379,932
191,600	Corning, Inc.	5,464,432
38,800	National Instruments Corp.	1,629,212
90,000	NetApp, Inc.	4,725,900
137,799	Seagate Technology plc	7,412,208
99,100	Western Digital Corp.	5,910,324

		176,670,162

Telecommunication Services – 3.0%
1,428,128	AT&T, Inc.(a)	54,040,363
531,702	Verizon Communications, Inc.(b)	32,093,533

		86,133,896

Transportation – 2.0%
5,900	Copa Holdings SA Class A	582,625
64,800	CSX Corp.	4,488,696
84,800	Delta Air Lines, Inc.	4,884,480
34,202	Norfolk Southern Corp.	6,144,731
2,900	Ryder System, Inc.	150,133
99,700	Union Pacific Corp.	16,149,406
221,898	United Parcel Service, Inc. Class B	26,587,819

		58,987,890

Utilities – 4.7%
529,600	CenterPoint Energy, Inc.	15,983,328
379,997	Dominion Energy, Inc.	30,794,957
333,800	Duke Energy Corp.	31,998,068
769,501	PPL Corp.	24,231,586
519,501	Southern Co. (The)	32,089,577

		135,097,516

TOTAL COMMON STOCKS (Cost $2,482,447,708)		$2,914,821,906

Shares	Dividend Rate	Value

Investment Company(d) – 0.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5,338,862	2.032%	$ 5,338,862
(Cost $5,338,862)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,487,786,570)		$2,920,160,768

Securities Lending Reinvestment Vehicle(d) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
4,332,375	2.032%	$ 4,332,375
(Cost $4,332,375)

TOTAL INVESTMENTS – 100.7% (Cost $2,492,118,945)		$2,924,493,143

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		(19,066,581)

NET ASSETS – 100.0%		$2,905,426,562

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

Currency Abbreviation:
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	117	12/20/2019	$17,424,225	$(176,296)

WRITTEN OPTIONS CONTRACTS — At September 30, 2019, the Fund had the following written options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written options contracts:
Calls
S&P 500 Index	Morgan Stanley Co., Inc.	3,020 USD	10/31/2019	1,225	$(364,650,650)	$(3,227,875)	$(7,470,050)	$4,242,175
		2,960 USD	11/29/2019	1,329	(395,608,746)	(11,010,765)	(9,699,042)	(1,311,723)
		3,015 USD	12/31/2019	1,302	(387,571,548)	(9,426,480)	(9,111,396)	(315,084)

Total written options contracts				3,856		$(23,665,120)	$(26,280,488)	$2,615,368

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Australia – 8.3%
61,039	AGL Energy Ltd. (Utilities)	$ 789,659
64,976	APA Group (Utilities)	503,231
221,119	Aurizon Holdings Ltd. (Transportation)	881,457
211,635	Bank of Queensland Ltd. (Banks)	1,417,323
78,383	Bendigo & Adelaide Bank Ltd. (Banks)	608,176
6,829	BHP Group Ltd. (Materials)	168,748
88,859	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	639,423
37,066	Commonwealth Bank of Australia (Banks)	2,021,929
141,445	Fortescue Metals Group Ltd. (Materials)	841,911
642,433	Harvey Norman Holdings Ltd. (Retailing)	1,965,329
123,134	Insurance Australia Group Ltd. (Insurance)	657,038
270,244	National Australia Bank Ltd. (Banks)	5,418,449
13,762	Rio Tinto Ltd. (Materials)	861,982
11,619	Rio Tinto plc (Materials)	603,986
46,976	Rio Tinto plc ADR (Materials)(a)(b)	2,446,980
13,758	Sonic Healthcare Ltd. (Health Care Equipment & Services)	260,866
101,278	South32 Ltd. (Materials)	178,623
951	Sydney Airport (Transportation)	5,160
177,223	Tabcorp Holdings Ltd. (Consumer Services)	580,094
681,605	Telstra Corp. Ltd. (Telecommunication Services)	1,615,720
85,162	Transurban Group (Transportation)	845,443
25,653	Wesfarmers Ltd. (Retailing)	689,241
41,292	Westpac Banking Corp. (Banks)	824,710
262	Woodside Petroleum Ltd. (Energy)	5,724

		24,831,202

Austria – 0.0%
2,799	voestalpine AG (Materials)(b)	64,355

Belgium – 1.7%
8,440	Ageas (Insurance)	467,872
18,214	Anheuser-Busch InBev SA/NV (Food, Beverage & Tobacco)(b)	1,733,600
23,678	KBC Group NV (Banks)(b)	1,537,918
46,480	Proximus SADP (Telecommunication Services)	1,381,106
212	Solvay SA (Materials)(b)	21,948

		5,142,444

Denmark – 1.2%
6,894	Coloplast A/S Class B (Health Care Equipment & Services)	829,458
32,419	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,675,290
37,740	Tryg A/S (Insurance)	1,081,268

		3,586,016

Shares	Description	Value

Common Stocks – (continued)
Finland – 2.7%
18,793	Fortum OYJ (Utilities)	$ 444,196
23,392	Kone OYJ Class B (Capital Goods)	1,331,248
12,594	Metso OYJ (Capital Goods)	469,973
165,522	Nokia OYJ (Technology Hardware & Equipment)	835,936
262,676	Nordea Bank Abp (Banks)	1,863,228
20,549	Orion OYJ Class B (Pharmaceuticals, Biotechnology & Life Sciences)	765,715
43,523	Sampo OYJ Class A (Insurance)(b)	1,729,268
12,919	Stora Enso OYJ Class R (Materials)	155,470
19,925	UPM-Kymmene OYJ (Materials)	588,358

		8,183,392

France – 10.6%
1,137	Accor SA (Consumer Services)(b)	47,394
156	Aeroports de Paris (Transportation)	27,748
7,025	Air Liquide SA (Materials)	999,798
12,766	Airbus SE (Capital Goods)	1,657,391
31,802	AXA SA (Insurance)	812,025
24,706	BNP Paribas SA (Banks)	1,201,129
36,142	Bouygues SA (Capital Goods)(b)	1,447,370
8,909	Capgemini SE (Software & Services)(b)	1,049,045
26,535	Casino Guichard Perrachon SA (Food & Staples Retailing)(b)(c)	1,266,487
36,180	Credit Agricole SA (Banks)	437,915
10,779	Danone SA (Food, Beverage & Tobacco)	949,433
17,029	Edenred (Commercial & Professional Services)	816,877
18,344	Electricite de France SA (Utilities)	205,205
237,977	Engie SA (Utilities)(b)	3,884,300
9,925	Eutelsat Communications SA (Media & Entertainment)	184,625
3,203	Kering SA (Consumer Durables & Apparel)	1,632,200
746	L’Oreal SA (Household & Personal Products)(b)	208,633
9,709	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)(b)	3,852,141
5,545	Orange SA (Telecommunication Services)	86,790
8,050	Renault SA (Automobiles & Components)	462,014
71,573	Rexel SA (Capital Goods)	765,520
565	Safran SA (Capital Goods)	88,959
35,412	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)(b)	3,280,313
25,900	Schneider Electric SE (Capital Goods)(b)	2,264,750
45,082	Societe Generale SA (Banks)(b)	1,234,891

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
12,100	Suez (Utilities)	$ 190,171
53,239	TOTAL SA (Energy)(b)	2,771,956

		31,825,080

Germany – 7.8%
9,133	Allianz SE (Registered) (Insurance)(b)	2,125,906
36,655	BASF SE (Materials)(b)	2,562,847
17,394	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)(b)	1,225,461
13,810	Bayerische Motoren Werke AG (Automobiles & Components)(b)	972,587
15,417	Bayerische Motoren Werke AG (Preference) (Automobiles & Components)(d)	856,454
4,321	Covestro AG (Materials)(e)	213,812
83,654	Daimler AG (Registered) (Automobiles & Components)(b)	4,159,571
7,555	Deutsche Lufthansa AG (Registered) (Transportation)	119,937
44,017	Deutsche Post AG (Registered) (Transportation)	1,466,876
15,810	Evonik Industries AG (Materials)(b)	390,289
4,830	FUCHS PETROLUB SE (Preference) (Materials)(d)	181,143
16,203	GEA Group AG (Capital Goods)	437,584
10,953	HUGO BOSS AG (Consumer Durables & Apparel)(b)	586,410
53,908	ProSiebenSat.1 Media SE (Media & Entertainment)(b)	742,689
16,581	SAP SE (Software & Services)(b)	1,951,142
30,840	Siemens AG (Registered) (Capital Goods)	3,301,020
335,614	Telefonica Deutschland Holding AG (Telecommunication Services)(b)	935,723
5,334	TUI AG (Consumer Services)	61,949
14,697	Vonovia SE (Real Estate)(b)	745,655
1,680	Wirecard AG (Software & Services)	268,866

		23,305,921

Hong Kong – 3.0%
138,600	AIA Group Ltd. (Insurance)	1,307,144
17,900	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	218,405
17,908	CK Asset Holdings Ltd. (Real Estate)	121,328
101,000	Hang Lung Properties Ltd. (Real Estate)	229,218
21,700	Hang Seng Bank Ltd. (Banks)	467,582
13,310	Henderson Land Development Co. Ltd. (Real Estate)	61,996
238,471	Hong Kong & China Gas Co. Ltd. (Utilities)	464,811

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
41,929	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	$ 1,228,941
50,200	Hongkong Land Holdings Ltd. (Real Estate)(b)	282,235
27,000	Hysan Development Co. Ltd. (Real Estate)	108,881
82,014	I-CABLE Communications Ltd. (Media & Entertainment)*	785
7,600	Jardine Matheson Holdings Ltd. (Capital Goods)(b)	406,731
5,000	Jardine Strategic Holdings Ltd. (Capital Goods)(b)	149,557
262,000	Link REIT (REIT)	2,890,086
65,274	MTR Corp. Ltd. (Transportation)	366,067
136,564	Sino Land Co. Ltd. (Real Estate)	205,258
2,500	Sun Hung Kai Properties Ltd. (Real Estate)	35,927
58,200	Swire Properties Ltd. (Real Estate)	182,655
24,000	Techtronic Industries Co. Ltd. (Capital Goods)	167,045
16,000	Wharf Holdings Ltd. (The) (Real Estate)	34,899
39,000	Wharf Real Estate Investment Co. Ltd. (Real Estate)	212,999

		9,142,550

Ireland – 0.3%
24,568	CRH plc (Materials)(b)	843,277

Israel – 0.1%
19,044	Israel Chemicals Ltd. (Materials)	95,275
14,762	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)*(b)	101,532

		196,807

Italy – 1.1%
41,322	Assicurazioni Generali SpA (Insurance)	800,808
121,622	Eni SpA (Energy)(b)	1,858,964
21,515	Mediobanca Banca di Credito Finanziario SpA (Banks)	234,853
110,624	Snam SpA (Utilities)	558,787

		3,453,412

Japan – 24.2%
2,400	ABC-Mart, Inc. (Retailing)	152,563
13,000	AEON Financial Service Co. Ltd. (Diversified Financials)	196,557
20,100	AGC, Inc. (Capital Goods)	626,363
19,100	Alfresa Holdings Corp. (Health Care Equipment & Services)	427,960
2,500	Alps Alpine Co. Ltd. (Technology Hardware & Equipment)	46,944
20,900	Aozora Bank Ltd. (Banks)	523,762
41,000	Asahi Kasei Corp. (Materials)	406,722

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
7,700	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 110,142
53,100	Bridgestone Corp. (Automobiles & Components)	2,066,436
115,600	Canon, Inc. (Technology Hardware & Equipment)	3,091,395
7,000	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	547,030
31,100	Chugoku Electric Power Co., Inc. (The) (Utilities)	400,223
27,700	Daicel Corp. (Materials)	235,658
9,700	Dai-ichi Life Holdings, Inc. (Insurance)	147,468
2,600	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	164,292
2,800	Daikin Industries Ltd. (Capital Goods)	369,290
6,600	Daito Trust Construction Co. Ltd. (Real Estate)	845,318
18,900	Daiwa House Industry Co. Ltd. (Real Estate)	614,339
236,000	Daiwa Securities Group, Inc. (Diversified Financials)	1,056,157
2,900	Denso Corp. (Automobiles & Components)	128,143
1,500	Disco Corp. (Semiconductors & Semiconductor Equipment)	286,750
13,600	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	694,784
8,500	FANUC Corp. (Capital Goods)	1,606,699
400	Fast Retailing Co. Ltd. (Retailing)	238,620
2,600	Fuji Electric Co. Ltd. (Capital Goods)	80,167
600	Hamamatsu Photonics KK (Technology Hardware & Equipment)	22,385
1,300	Hikari Tsushin, Inc. (Retailing)	282,027
32,500	Hino Motors Ltd. (Capital Goods)	269,330
1,916	Hirose Electric Co. Ltd. (Technology Hardware & Equipment)	236,043
6,000	Hitachi Chemical Co. Ltd. (Materials)	196,818
7,700	Hitachi Ltd. (Technology Hardware & Equipment)	288,367
2,900	Hitachi Metals Ltd. (Materials)	31,494
33,700	Honda Motor Co. Ltd. (Automobiles & Components)	882,416
12,900	Hulic Co. Ltd. (Real Estate)	132,439
24,449	Idemitsu Kosan Co. Ltd. (Energy)	693,676
11,800	Isuzu Motors Ltd. (Automobiles & Components)	130,713
126,000	ITOCHU Corp. (Capital Goods)	2,609,917

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
700	Japan Airlines Co. Ltd. (Transportation)	$ 20,790
34,300	Japan Exchange Group, Inc. (Diversified Financials)	542,024
50,400	Japan Post Holdings Co. Ltd. (Insurance)	465,071
38,600	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	845,712
20,900	JFE Holdings, Inc. (Materials)	253,148
6,400	JSR Corp. (Materials)	103,045
109,900	JXTG Holdings, Inc. (Energy)	502,347
9,300	Kakaku.com, Inc. (Media & Entertainment)	229,742
10,000	Kaneka Corp. (Materials)	313,386
18,800	Kao Corp. (Household & Personal Products)	1,394,526
7,700	Kawasaki Heavy Industries Ltd. (Capital Goods)	171,684
33,900	KDDI Corp. (Telecommunication Services)	884,544
200	Keyence Corp. (Technology Hardware & Equipment)	124,491
7,700	Kikkoman Corp. (Food, Beverage & Tobacco)	369,404
5,200	Kintetsu Group Holdings Co. Ltd. (Transportation)	271,431
43,800	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	932,056
43,600	Komatsu Ltd. (Capital Goods)	1,005,407
23,600	Konica Minolta, Inc. (Technology Hardware & Equipment)	165,118
5,700	Kose Corp. (Household & Personal Products)	967,798
7,300	Kyushu Railway Co. (Transportation)	233,015
7,700	Lawson, Inc. (Food & Staples Retailing)	394,283
40,800	LIXIL Group Corp. (Capital Goods)	720,820
7,800	M3, Inc. (Health Care Equipment & Services)	188,759
6,000	Makita Corp. (Capital Goods)	190,401
179,100	Marubeni Corp. (Capital Goods)	1,194,412
16,100	Marui Group Co. Ltd. (Retailing)	341,117
2,800	MEIJI Holdings Co. Ltd. (Food, Beverage & Tobacco)	204,812
22,600	Mitsubishi Chemical Holdings Corp. (Materials)	161,983
20,900	Mitsubishi Corp. (Capital Goods)	514,619
23,400	Mitsubishi Electric Corp. (Capital Goods)	312,160
400	Mitsubishi Heavy Industries Ltd. (Capital Goods)	15,723
100	Mitsubishi Materials Corp. (Materials)	2,711
5,400	Mitsubishi Motors Corp. (Automobiles & Components)	23,559
239,900	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,221,778
138,100	Mizuho Financial Group, Inc. (Banks)	212,226

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
13,700	MS&AD Insurance Group Holdings, Inc. (Insurance)	$ 445,307
21,300	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	1,032,358
4,500	Nabtesco Corp. (Capital Goods)	140,864
3,900	NEC Corp. (Technology Hardware & Equipment)	164,917
10,200	NGK Spark Plug Co. Ltd. (Automobiles & Components)	195,705
2,000	Nidec Corp. (Capital Goods)	270,843
1,900	Nintendo Co. Ltd. (Media & Entertainment)	707,743
8,300	Nippon Express Co. Ltd. (Transportation)	425,099
2,400	Nippon Paint Holdings Co. Ltd. (Materials)	125,526
341	Nippon Prologis REIT, Inc. (REIT)	935,054
4,401	Nippon Steel Corp. (Materials)	61,668
13,300	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	636,321
72,300	Nissan Motor Co. Ltd. (Automobiles & Components)	451,395
11,600	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	215,100
7,100	Nitto Denko Corp. (Materials)	344,032
3,500	Nomura Real Estate Holdings, Inc. (Real Estate)	75,872
29,700	Nomura Research Institute Ltd. (Software & Services)	593,464
32,300	NSK Ltd. (Capital Goods)	273,745
82,000	NTT DOCOMO, Inc. (Telecommunication Services)	2,093,840
4,200	Obic Co. Ltd. (Software & Services)	481,285
18,000	Odakyu Electric Railway Co. Ltd. (Transportation)	432,365
2,300	Omron Corp. (Technology Hardware & Equipment)	126,742
3,400	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	61,921
5,400	Otsuka Corp. (Software & Services)	216,116
3,400	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	127,721
55,400	Panasonic Corp. (Consumer Durables & Apparel)	451,493
10,500	Park24 Co. Ltd. (Commercial & Professional Services)	243,926
4,000	Pola Orbis Holdings, Inc. (Household & Personal Products)	90,174
15,900	Recruit Holdings Co. Ltd. (Commercial & Professional Services)	485,801
49,100	Resona Holdings, Inc. (Banks)	211,284
4,000	Ryohin Keikaku Co. Ltd. (Retailing)	74,987

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
24,500	Sankyo Co. Ltd. (Consumer Durables & Apparel)	$ 843,080
22,600	SBI Holdings, Inc. (Diversified Financials)	486,252
30,800	Seiko Epson Corp. (Technology Hardware & Equipment)	437,497
83,200	Sekisui House Ltd. (Consumer Durables & Apparel)	1,641,718
67,800	Seven Bank Ltd. (Banks)	186,261
7,000	Shimadzu Corp. (Technology Hardware & Equipment)	177,990
9,400	Shin-Etsu Chemical Co. Ltd. (Materials)	1,011,538
5,700	Shiseido Co. Ltd. (Household & Personal Products)	457,477
17,800	SoftBank Group Corp. (Telecommunication Services)	702,396
3,800	Sompo Holdings, Inc. (Insurance)	159,588
14,900	Sony Corp. (Consumer Durables & Apparel)	880,712
39,800	Subaru Corp. (Automobiles & Components)	1,125,548
59,000	Sumitomo Chemical Co. Ltd. (Materials)	266,371
129,600	Sumitomo Corp. (Capital Goods)	2,028,948
5,500	Sumitomo Metal Mining Co. Ltd. (Materials)	171,772
8,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	305,823
11,400	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	412,816
9,700	Sysmex Corp. (Health Care Equipment & Services)	651,668
52,600	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,805,005
1,000	TDK Corp. (Technology Hardware & Equipment)	90,397
52,900	Tohoku Electric Power Co., Inc. (Utilities)	517,059
22,300	Tokio Marine Holdings, Inc. (Insurance)	1,196,331
8,500	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,633,053
300	Tokyo Gas Co. Ltd. (Utilities)	7,588
17,700	Tokyu Fudosan Holdings Corp. (Real Estate)	113,283
4,600	TOTO Ltd. (Capital Goods)	173,237
3,800	Toyoda Gosei Co. Ltd. (Automobiles & Components)	76,499
59,220	Toyota Motor Corp. (Automobiles & Components)	3,977,230
12,700	Trend Micro, Inc. (Software & Services)	606,913
61,200	USS Co. Ltd. (Retailing)	1,191,838
3,300	Yamaha Corp. (Consumer Durables & Apparel)	148,781
22,600	Yamaha Motor Co. Ltd. (Automobiles & Components)	412,001

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
4,900	Yamato Holdings Co. Ltd. (Transportation)	$ 74,030
2,800	Yaskawa Electric Corp. (Technology Hardware & Equipment)	103,928
3,900	ZOZO, Inc. (Retailing)	90,340

		72,691,145

Luxembourg – 0.7%
19,039	RTL Group SA (Media & Entertainment)(b)	915,419
60,498	SES SA FDR (Media & Entertainment)	1,102,724
21,966	Tenaris SA (Energy)	232,980

		2,251,123

Macau – 0.4%
58,000	Galaxy Entertainment Group Ltd. (Consumer Services)	359,584
82,800	MGM China Holdings Ltd. (Consumer Services)	128,920
94,000	Sands China Ltd. (Consumer Services)	424,756
129,600	Wynn Macau Ltd. (Consumer Services)	252,548

		1,165,808

Mexico – 0.0%
5,854	Fresnillo plc (Materials)	49,248

Netherlands – 4.5%
152,866	Aegon NV (Insurance)	634,957
6,573	ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,630,192
126,191	ING Groep NV (Banks)(b)	1,318,283
3,885	Koninklijke DSM NV (Materials)	467,684
27,544	Koninklijke Philips NV (Health Care Equipment & Services)	1,272,783
16,692	NN Group NV (Insurance)	591,541
13,987	Randstad NV (Commercial & Professional Services)	686,706
138,988	Royal Dutch Shell plc Class A (Energy)(b)	4,076,083
91,972	Royal Dutch Shell plc Class B (Energy)(b)	2,718,274

		13,396,503

New Zealand – 0.4%
44,354	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	481,244
256,999	Spark New Zealand Ltd. (Telecommunication Services)	709,853

		1,191,097

Norway – 1.1%
29,110	Gjensidige Forsikring ASA (Insurance)	577,322
118,351	Mowi ASA (Food, Beverage & Tobacco)	2,733,577

		3,310,899

Shares	Description	Value

Common Stocks – (continued)
Portugal – 0.3%
79,882	EDP - Energias de Portugal SA (Utilities)	$ 310,009
23,361	Galp Energia SGPS SA (Energy)	351,329
20,125	Jeronimo Martins SGPS SA (Food & Staples Retailing)	339,380

		1,000,718

Singapore – 1.1%
2,800	City Developments Ltd. (Real Estate)	19,918
48,200	ComfortDelGro Corp. Ltd. (Transportation)	83,745
58,300	DBS Group Holdings Ltd. (Banks)	1,054,712
63,500	Keppel Corp. Ltd. (Capital Goods)	272,700
113,200	SATS Ltd. (Transportation)	396,938
58,200	Singapore Exchange Ltd. (Diversified Financials)	357,059
211,200	Singapore Technologies Engineering Ltd. (Capital Goods)	587,077
121,600	Singapore Telecommunications Ltd. (Telecommunication Services)	272,838
10,900	United Overseas Bank Ltd. (Banks)	202,577

		3,247,564

South Africa – 0.2%
27,115	Anglo American plc (Materials)	623,157

Spain – 3.1%
3,302	ACS Actividades de Construccion y Servicios SA (Capital Goods)	131,934
12,460	Amadeus IT Group SA (Software & Services)	892,779
22,460	Banco Santander SA (Banks)	91,386
49,244	Enagas SA (Utilities)	1,138,349
74,268	Endesa SA (Utilities)(b)	1,953,671
98,498	Ferrovial SA (Capital Goods)(b)	2,845,925
7,110	Iberdrola SA (Utilities)	73,900
20,455	Mapfre SA (Insurance)	55,090
48,755	Naturgy Energy Group SA (Utilities)	1,293,118
99,564	Telefonica SA (Telecommunication Services)	760,783

		9,236,935

Sweden – 1.8%
7,077	Atlas Copco AB Class B (Capital Goods)	191,639
209,832	Skandinaviska Enskilda Banken AB Class A (Banks)	1,928,084
33,517	Skanska AB Class B (Capital Goods)	678,556
156,733	Swedbank AB Class A (Banks)	2,257,222
9,844	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	78,617
46,855	Telia Co. AB (Telecommunication Services)	209,606

		5,343,724

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – 11.3%
63,111	ABB Ltd. (Registered) (Capital Goods)	$ 1,241,133
11,392	Adecco Group AG (Registered) (Commercial & Professional Services)	630,408
2,381	EMS-Chemie Holding AG (Registered) (Materials)	1,483,594
313	Geberit AG (Registered) (Capital Goods)	149,578
390	Givaudan SA (Registered) (Materials)	1,088,499
259,704	Glencore plc (Materials)*	782,631
8,736	Kuehne + Nagel International AG (Registered) (Transportation)	1,285,525
31,526	LafargeHolcim Ltd. (Registered) (Materials)*	1,552,459
69,268	Nestle SA (Registered) (Food, Beverage & Tobacco)	7,512,429
65,219	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	5,660,161
20,588	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	5,994,499
397	SGS SA (Registered) (Commercial & Professional Services)	984,132
821	Sonova Holding AG (Registered) (Health Care Equipment & Services)	191,031
78,360	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)(b)	1,516,406
737	Temenos AG (Registered) (Software & Services)*	123,411
42,725	UBS Group AG (Registered) (Diversified Financials)*	485,119
8,140	Zurich Insurance Group AG (Insurance)	3,117,685

		33,798,700

United Kingdom – 13.1%
38,232	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(b)	1,704,000
250,161	BAE Systems plc (Capital Goods)	1,751,950
89,868	BP plc ADR (Energy)(b)	3,413,986
52,689	British American Tobacco plc (Food, Beverage & Tobacco)(b)	1,945,819
15,610	Compass Group plc (Consumer Services)	401,688
13,945	Diageo plc (Food, Beverage & Tobacco)	569,658
50,835	easyJet plc (Transportation)	717,471
130,365	G4S plc (Commercial & Professional Services)	303,612
118,203	GlaxoSmithKline plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(b)	5,044,904

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
1,043,675	HSBC Holdings plc (Banks)	$ 7,996,910
34,388	Imperial Brands plc (Food, Beverage & Tobacco)(b)	772,223
118,879	J Sainsbury plc (Food & Staples Retailing)	320,783
851,727	Legal & General Group plc (Insurance)(b)	2,599,745
91,034	Marks & Spencer Group plc (Retailing)	206,189
1,016	Next plc (Retailing)(b)	77,232
110,948	Persimmon plc (Consumer Durables & Apparel)(b)	2,959,003
1,916	Reckitt Benckiser Group plc (Household & Personal Products)(b)	149,600
27,421	Royal Mail plc (Transportation)	71,197
67,690	Segro plc (REIT)	674,832
696	SSE plc (Utilities)	10,647
65,223	Unilever NV (Household & Personal Products)(b)	3,916,472
57,354	Unilever plc ADR (Household & Personal Products)(b)	3,446,976
61,537	Wm Morrison Supermarkets plc (Food & Staples Retailing)	151,518

		39,206,415

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $302,967,854)		$297,087,492

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(f) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
398,864	2.032%	$ 398,864
(Cost $398,864)

TOTAL INVESTMENTS – 99.1% (Cost $303,366,718)		$297,486,356

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		2,578,910

NET ASSETS – 100.0%		$300,065,266

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is segregated as collateral for call options written.

(c)	All or a portion of security is on loan.

(d)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	31	12/20/2019	$1,201,179	$14,877
FTSE 100 Index	6	12/20/2019	544,703	5,629
MSCI Singapore Index	1	10/30/2019	25,992	(200)
SPI 200 Index	2	12/19/2019	225,501	1,152

Total				$21,458

Short position contracts:
TOPIX Index	(1)	12/12/2019	(146,867)	(6,270)

Total Futures Contracts				$15,188

WRITTEN OPTIONS CONTRACTS — At September 30, 2019, the Fund had the following written options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ Depreciation

Written options contracts:
Calls
EURO STOXX 50 Index	Morgan Stanley Co., Inc.	3,575 EUR	12/20/2019	1,613	$(57,575,229)	$(1,506,682)	$(1,456,708)	$(49,974)
FTSE 100 Index		7,375 GBP	12/20/2019	243	(18,001,950)	(573,659)	(473,465)	(100,194)
Nikkei 225 Index		21,750 JPY	12/13/2019	169	(3,676,736,960)	(969,064)	(901,467)	(67,597)

Total written options contracts				2,025		$(3,049,405)	$(2,831,640)	$(217,765)

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Automobiles & Components – 0.0%
21,887	Gentex Corp.	$ 602,659

Banks – 5.3%
8,543	CenterState Bank Corp.	204,904
8,614	Central Pacific Financial Corp.	244,638
516,779	Citizens Financial Group, Inc.	18,278,473
4,231	Comerica, Inc.	279,204
118,866	CVB Financial Corp.	2,480,733
126,015	Fifth Third Bancorp	3,450,291
6,060	First Citizens BancShares, Inc. Class A	2,857,593
327,766	Hilltop Holdings, Inc.	7,830,330
52,438	JPMorgan Chase & Co.	6,171,428
33,416	KeyCorp	596,141
89,090	PacWest Bancorp	3,237,531
355,416	People’s United Financial, Inc.	5,556,929
47,974	PNC Financial Services Group, Inc. (The)	6,724,036
82,722	Popular, Inc.	4,473,606
109,647	Radian Group, Inc.	2,504,337
77,956	SVB Financial Group*	16,288,906
81,424	Synovus Financial Corp.	2,911,722
150,647	Western Alliance Bancorp	6,941,814

		91,032,616

Capital Goods – 7.1%
18,371	Acuity Brands, Inc.	2,476,227
23,710	AECOM*	890,548
27,444	Aerojet Rocketdyne Holdings, Inc.*	1,386,196
41,466	Albany International Corp. Class A	3,738,575
118,546	Allison Transmission Holdings, Inc.	5,577,589
33,469	Boeing Co. (The)	12,733,950
11,432	Eaton Corp. plc	950,571
13,565	Fortive Corp.	930,016
241,086	HD Supply Holdings, Inc.*	9,444,544
9,481	Honeywell International, Inc.	1,604,185
3,098	Hubbell, Inc.	407,077
97,597	Illinois Tool Works, Inc.	15,272,955
296,348	Johnson Controls International plc	13,006,714
49,914	L3Harris Technologies, Inc.	10,414,057
26,915	Lockheed Martin Corp.	10,498,465
14,123	Parker-Hannifin Corp.	2,550,755
64,168	Raytheon Co.	12,589,120
4,653	United Rentals, Inc.*	579,950
9,033	WABCO Holdings, Inc.*	1,208,164
23,184	Watsco, Inc.	3,922,269
39,124	WW Grainger, Inc.	11,625,697

		121,807,624

Commercial & Professional Services – 2.1%
43,188	Cintas Corp.	11,578,703
26,854	CoStar Group, Inc.*	15,929,793
53,013	Insperity, Inc.	5,228,142
36,874	ManpowerGroup, Inc.	3,106,266

		35,842,904

Consumer Durables & Apparel – 1.4%
8,617	Columbia Sportswear Co.	834,901
142,595	DR Horton, Inc.	7,516,183

Shares	Description	Value

Common Stocks – (continued)
Consumer Durables & Apparel – (continued)
114,608	NIKE, Inc. Class B	$ 10,763,983
1,156	NVR, Inc.*	4,297,257
3,188	Toll Brothers, Inc.	130,867

		23,543,191

Consumer Services – 4.6%
45,624	Carnival Corp.	1,994,225
20,555	Chipotle Mexican Grill, Inc.*	17,275,861
46,795	Domino’s Pizza, Inc.	11,445,589
263,677	Starbucks Corp.	23,314,321
127,797	Wingstop, Inc.	11,154,122
5,307	Wyndham Hotels & Resorts, Inc.	274,584
87,531	Yum China Holdings, Inc.	3,976,533
87,531	Yum! Brands, Inc.	9,928,641

		79,363,876

Diversified Financials – 5.3%
572,032	Ally Financial, Inc.	18,968,581
36,218	Ameriprise Financial, Inc.	5,327,668
267,849	AXA Equitable Holdings, Inc.	5,935,534
38,603	Berkshire Hathaway, Inc. Class B*	8,030,196
4,505	Capital One Financial Corp.	409,865
185,913	E*TRADE Financial Corp.	8,122,539
13,256	Morgan Stanley	565,633
42,764	MSCI, Inc.	9,311,861
71,481	Nasdaq, Inc.	7,101,637
569,265	Synchrony Financial	19,406,244
71,721	TD Ameritrade Holding Corp.	3,349,371
100,327	Voya Financial, Inc.	5,461,802

		91,990,931

Energy – 3.0%
390,957	ConocoPhillips	22,276,730
29,002	Devon Energy Corp.	697,788
1,567	Diamondback Energy, Inc.	140,889
81,805	Helmerich & Payne, Inc.	3,277,926
142,607	HollyFrontier Corp.	7,649,439
158,635	Marathon Oil Corp.	1,946,451
16,380	Occidental Petroleum Corp.	728,419
10,485	Scorpio Tankers, Inc.	312,034
147,997	TechnipFMC plc	3,572,647
64,324	Valero Energy Corp.	5,482,978
247,662	Williams Cos., Inc. (The)	5,958,748
3,568	World Fuel Services Corp.	142,506

		52,186,555

Food & Staples Retailing – 0.7%
200,081	Kroger Co. (The)	5,158,088
126,562	Walgreens Boots Alliance, Inc.	7,000,144

		12,158,232

Food, Beverage & Tobacco – 2.8%
23,766	Bunge Ltd.	1,345,631
18,411	Coca-Cola Consolidated, Inc.	5,594,551
24,158	Darling Ingredients, Inc.*	462,143
84,442	Freshpet, Inc.*	4,202,678
206,428	General Mills, Inc.	11,378,311
35,366	Lamb Weston Holdings, Inc.	2,571,815
13,685	Lancaster Colony Corp.	1,897,425
91,250	Monster Beverage Corp.*	5,297,975
7,412	Sanderson Farms, Inc.	1,121,658

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
167,342	Tyson Foods, Inc. Class A	$ 14,414,840

		48,287,027

Health Care Equipment & Services – 5.6%
20,666	AmerisourceBergen Corp.	1,701,432
41,955	Anthem, Inc.	10,073,396
35,130	Cigna Corp.	5,332,383
94,643	Dentsply Sirona, Inc.	5,045,418
116,169	HCA Healthcare, Inc.	13,989,071
19,030	Hill-Rom Holdings, Inc.	2,002,527
35,490	Humana, Inc.	9,073,728
37,074	IDEXX Laboratories, Inc.*	10,081,533
66,525	McKesson Corp.	9,091,307
17,207	STERIS plc	2,486,239
76,038	UnitedHealth Group, Inc.	16,524,578
5,989	Universal Health Services, Inc. Class B	890,864
25,207	WellCare Health Plans, Inc.*	6,532,898
19,548	West Pharmaceutical Services, Inc.	2,772,297

		95,597,671

Household & Personal Products – 1.1%
68,991	Colgate-Palmolive Co.	5,071,529
67,802	Estee Lauder Cos., Inc. (The) Class A	13,489,208
8,185	Procter & Gamble Co. (The)	1,018,050

		19,578,787

Insurance – 4.4%
368,231	American Equity Investment Life Holding Co.	8,911,190
26,280	American Financial Group, Inc.	2,834,298
53,733	Argo Group International Holdings Ltd.	3,774,206
40,789	Athene Holding Ltd. Class A*	1,715,585
97,260	Lincoln National Corp.	5,866,723
17,026	Marsh & McLennan Cos., Inc.	1,703,451
259,221	Progressive Corp. (The)	20,024,822
107,660	Reinsurance Group of America, Inc.	17,212,681
52,724	Travelers Cos., Inc. (The)	7,839,532
10,305	Unum Group	306,265
5,371	White Mountains Insurance Group Ltd.	5,800,680

		75,989,433

Materials – 2.1%
64,583	Alcoa Corp.*	1,296,181
12,663	Celanese Corp.	1,548,558
176,110	CF Industries Holdings, Inc.	8,664,612
11,981	Olin Corp.	224,284
13,449	Sealed Air Corp.	558,268
43,141	Sherwin-Williams Co. (The)	23,721,942

		36,013,845

Media & Entertainment – 7.7%
32,057	Alphabet, Inc. Class A*	39,146,085
17,482	Alphabet, Inc. Class C*	21,310,558
94,443	Comcast Corp. Class A	4,257,491
232,998	Facebook, Inc. Class A*	41,492,284

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – (continued)
20,711	Match Group, Inc.(a)	$ 1,479,594
17,336	Netflix, Inc.*	4,639,460
324,986	News Corp. Class A	4,523,805
76,264	Nexstar Media Group, Inc. Class A	7,802,570
120,037	Sinclair Broadcast Group, Inc. Class A	5,130,381
21,036	Take-Two Interactive Software, Inc.*	2,636,652
185,433	Zynga, Inc. Class A*	1,079,220

		133,498,100

Pharmaceuticals, Biotechnology & Life Sciences – 6.6%
344,139	AbbVie, Inc.	26,058,205
153,060	Alexion Pharmaceuticals, Inc.*	14,990,696
58,994	Amgen, Inc.	11,415,929
16,914	Biogen, Inc.*	3,937,917
18,595	Gilead Sciences, Inc.	1,178,551
42,273	Incyte Corp.*	3,137,925
20,918	IQVIA Holdings, Inc.*	3,124,731
101,303	Johnson & Johnson	13,106,582
26,154	Merck & Co., Inc.	2,201,644
3,352	Mettler-Toledo International, Inc.*	2,361,149
451,734	Mylan NV*	8,935,298
279,257	Pfizer, Inc.	10,033,704
1,604	Regeneron Pharmaceuticals, Inc.*	444,950
11,659	Repligen Corp.*	894,129
3,494	Thermo Fisher Scientific, Inc.	1,017,697
59,780	Vertex Pharmaceuticals, Inc.*	10,127,928

		112,967,035

Real Estate – 7.3%
88,800	American Tower Corp. (REIT)	19,636,344
15,149	Apartment Investment & Management Co. Class A (REIT)	789,869
111,393	Camden Property Trust (REIT)	12,365,737
6,702	CBRE Group, Inc. Class A*	355,273
18,849	CoreSite Realty Corp. (REIT)	2,296,751
59,071	CubeSmart (REIT)	2,061,578
4,262	Digital Realty Trust, Inc. (REIT)	553,250
295,234	Duke Realty Corp. (REIT)	10,029,099
95,743	Equity LifeStyle Properties, Inc. (REIT)	12,791,265
81,025	Extra Space Storage, Inc. (REIT)	9,465,340
164,779	First Industrial Realty Trust, Inc. (REIT)	6,518,657
176,595	Healthcare Trust of America, Inc. Class A (REIT)	5,188,361
86,758	Highwoods Properties, Inc. (REIT)	3,898,905
374,212	Invitation Homes, Inc. (REIT)	11,080,417
115,924	Kimco Realty Corp. (REIT)	2,420,493
3,471	Lamar Advertising Co. Class A (REIT)	284,379
95,996	Prologis, Inc. (REIT)	8,180,779
1,888	PS Business Parks, Inc. (REIT)	343,522
5,015	Public Storage (REIT)	1,230,029
186,601	Retail Properties of America, Inc. Class A (REIT)	2,298,924

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
229,072	Rexford Industrial Realty, Inc. (REIT)	$ 10,083,992
90,353	STORE Capital Corp. (REIT)	3,380,106
14,722	Terreno Realty Corp. (REIT)	752,147

		126,005,217

Retailing – 7.4%
27,057	Amazon.com, Inc.*	46,968,517
107,570	AutoNation, Inc.*	5,453,799
6,539	AutoZone, Inc.*	7,092,330
2,240	Booking Holdings, Inc.*	4,396,246
20,667	CarMax, Inc.*	1,818,696
84,444	eBay, Inc.	3,291,627
33,866	Home Depot, Inc. (The)	7,857,589
108,585	Lowe’s Cos., Inc.	11,940,007
360,332	Macy’s, Inc.	5,599,559
1,541	MercadoLibre, Inc.*	849,446
35,388	Murphy USA, Inc.*	3,018,596
31,865	O’Reilly Automotive, Inc.*	12,698,521
149,794	Target Corp.	16,014,477

		126,999,410

Semiconductors & Semiconductor Equipment – 3.9%
340,111	Applied Materials, Inc.	16,971,539
46,951	Inphi Corp.*	2,866,359
31,784	Intel Corp.	1,637,829
37,989	KLA Corp.	6,057,346
15,650	Lam Research Corp.	3,616,871
52,273	Maxim Integrated Products, Inc.	3,027,129
62,429	Micron Technology, Inc.*	2,675,083
137,479	NXP Semiconductors NV	15,001,708
96,874	ON Semiconductor Corp.*	1,860,950
100,492	Teradyne, Inc.	5,819,492
63,128	Texas Instruments, Inc.	8,158,663

		67,692,969

Software & Services – 9.1%
44,829	Adobe, Inc.*	12,384,011
11,741	Alliance Data Systems Corp.	1,504,374
18,021	Black Knight, Inc.*	1,100,362
12,384	CACI International, Inc. Class A*	2,863,924
49,455	Cadence Design Systems, Inc.*	3,267,987
96,260	Citrix Systems, Inc.	9,291,015
5,074	EPAM Systems, Inc.*	925,092
79,080	Fortinet, Inc.*	6,070,181
6,626	Intuit, Inc.	1,762,119
378,103	Microsoft Corp.	52,567,660
212,943	Oracle Corp.	11,718,253
35,788	Palo Alto Networks, Inc.*	7,294,668
104,319	PayPal Holdings, Inc.*	10,806,405
120,357	Perspecta, Inc.	3,143,725
52,859	ServiceNow, Inc.*	13,418,257
14,421	Synopsys, Inc.*	1,979,282
11,283	VeriSign, Inc.*	2,128,312
88,294	Visa, Inc. Class A	15,187,451

		157,413,078

Technology Hardware & Equipment – 5.8%
313,036	Apple, Inc.	70,110,673
213,825	Jabil, Inc.	7,648,520
206,826	Keysight Technologies, Inc.*	20,113,829

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
7,206	National Instruments Corp.	$ 302,580
42,942	NetApp, Inc.	2,254,884

		100,430,486

Telecommunication Services – 0.4%
34,825	AT&T, Inc.	1,317,778
112,825	Cogent Communications Holdings, Inc.	6,216,658

		7,534,436

Transportation – 1.3%
24,642	Alaska Air Group, Inc.	1,599,512
31,353	CSX Corp.	2,171,822
69,991	Delta Air Lines, Inc.	4,031,482
271,602	JetBlue Airways Corp.*	4,549,333
12,022	Norfolk Southern Corp.	2,159,873
63,265	Southwest Airlines Co.	3,416,943
22,216	Union Pacific Corp.	3,598,548

		21,527,513

Utilities – 3.8%
187,866	AES Corp.	3,069,730
137,769	American Electric Power Co., Inc.	12,907,578
9,873	American Water Works Co., Inc.	1,226,523
46,810	CMS Energy Corp.	2,993,499
28,282	DTE Energy Co.	3,760,375
359,927	Exelon Corp.	17,388,073
385,943	FirstEnergy Corp.	18,614,031
126,798	NRG Energy, Inc.	5,021,201

		64,981,010

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,183,591,543)		$1,703,044,605

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(b) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,450,400	2.032%	$ 1,450,400
(Cost $1,450,400)

TOTAL INVESTMENTS – 98.9% (Cost $1,185,041,943)		$1,704,495,005

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		19,130,073

NET ASSETS – 100.0%		$1,723,625,078

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 97.2%
Australia – 8.9%
31,145	Altium Ltd. (Software & Services)	$ 702,869
74,412	ASX Ltd. (Diversified Financials)	4,077,737
779,740	Aurizon Holdings Ltd. (Transportation)	3,108,315
83,810	Beach Energy Ltd. (Energy)	143,057
314,280	Bendigo & Adelaide Bank Ltd. (Banks)	2,438,509
85,825	BHP Group plc (Materials)	1,833,162
446,995	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	3,216,546
478,928	Coles Group Ltd. (Food & Staples Retailing)	4,979,179
179,416	Harvey Norman Holdings Ltd. (Retailing)	548,869
65,525	Macquarie Group Ltd. (Diversified Financials)	5,808,277
5,013	Magellan Financial Group Ltd. (Diversified Financials)	174,604
36,263	Metcash Ltd. (Food & Staples Retailing)	73,220
160,403	Newcrest Mining Ltd. (Materials)	3,701,405
26,682	Orica Ltd. (Materials)	406,320
571,879	QBE Insurance Group Ltd. (Insurance)	4,850,908
14,380	REA Group Ltd. (Media & Entertainment)	1,051,282
1,185,663	Regis Resources Ltd. (Materials)	3,911,788
135,253	Rio Tinto plc ADR (Materials)(a)	7,045,329
423,194	Saracen Mineral Holdings Ltd. (Materials)*	983,425
26,870	Suncorp Group Ltd. (Insurance)	247,559
1,193,780	Telstra Corp. Ltd. (Telecommunication Services)	2,829,813
217,579	Wesfarmers Ltd. (Retailing)	5,845,876
244,874	Woolworths Group Ltd. (Food & Staples Retailing)	6,161,915

		64,139,964

Austria – 0.0%
4,530	Wienerberger AG (Materials)	110,274

Belgium – 0.4%
4,414	Aedifica SA (REIT)	510,699
13,295	Colruyt SA (Food & Staples Retailing)	728,333
39,706	Telenet Group Holding NV (Media & Entertainment)	1,873,710

		3,112,742

Cambodia – 0.2%
754,000	NagaCorp Ltd. (Consumer Services)	1,179,317

China – 0.4%
499,000	Nexteer Automotive Group Ltd. (Automobiles & Components)	412,084
1,362,000	Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)	1,917,448

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
495,000	Towngas China Co. Ltd. (Utilities)*	$ 371,285

		2,700,817

Denmark – 2.4%
7,569	Carlsberg A/S Class B (Food, Beverage & Tobacco)	1,118,532
102,834	GN Store Nord A/S (Health Care Equipment & Services)	4,168,530
120,650	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	6,234,732
98,157	Pandora A/S (Consumer Durables & Apparel)	3,939,112
8,986	Royal Unibrew A/S (Food, Beverage & Tobacco)	740,357
10,608	Scandinavian Tobacco Group A/S (Food, Beverage & Tobacco)(b)	124,122
9,791	Vestas Wind Systems A/S (Capital Goods)	759,565

		17,084,950

Finland – 0.2%
22,921	Neste OYJ (Energy)	758,333
24,555	UPM-Kymmene OYJ (Materials)	725,075

		1,483,408

France – 11.1%
58,480	Air Liquide SA (Materials)	8,322,878
14,529	Airbus SE (Capital Goods)	1,886,278
243,211	AXA SA (Insurance)	6,210,098
151,984	BNP Paribas SA (Banks)	7,388,988
64,830	Bureau Veritas SA (Commercial & Professional Services)	1,560,442
17,337	Capgemini SE (Software & Services)	2,041,452
1,902	Christian Dior SE (Consumer Durables & Apparel)	899,817
16,765	Coface SA (Insurance)	190,405
953	Dassault Aviation SA (Capital Goods)	1,348,262
39,212	Eutelsat Communications SA (Media & Entertainment)	729,421
10,583	Gaztransport Et Technigaz SA (Energy)	1,047,065
14,992	Gecina SA (REIT)	2,355,584
9,850	Kering SA (Consumer Durables & Apparel)	5,019,410
51,714	Legrand SA (Capital Goods)	3,689,117
122,123	Peugeot SA (Automobiles & Components)	3,048,036
47,019	Safran SA (Capital Goods)	7,403,158
68,353	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	6,331,730
29,663	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	4,149,049

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
90,350	Schneider Electric SE (Capital Goods)	$ 7,900,393
111,698	SCOR SE (Insurance)	4,611,726
12,202	Teleperformance (Commercial & Professional Services)	2,643,891
24,950	Ubisoft Entertainment SA (Media & Entertainment)*	1,798,660

		80,575,860

Germany – 7.0%
27,172	Aareal Bank AG (Banks)	825,875
2,427	adidas AG (Consumer Durables & Apparel)	755,632
61,917	alstria office REIT-AG (REIT)	1,062,237
3,181	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	224,111
10,261	Deutsche Boerse AG (Diversified Financials)	1,600,296
54,854	Deutsche Pfandbriefbank AG (Banks)(b)	668,771
184,186	Deutsche Post AG (Registered) (Transportation)	6,138,039
189,531	Evotec SE (Pharmaceuticals, Biotechnology & Life Sciences)*	4,215,604
6,211	Hannover Rueck SE (Insurance)	1,049,716
69,304	HeidelbergCement AG (Materials)	5,007,213
46,707	Henkel AG & Co. KGaA (Preference) (Household & Personal Products)(c)	4,621,616
28,132	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	3,169,062
17,513	MTU Aero Engines AG (Capital Goods)	4,653,509
24,530	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (Insurance)	6,336,048
48,873	Nemetschek SE (Software & Services)	2,490,273
25,474	Porsche Automobil Holding SE (Preference) (Automobiles & Components)(c)	1,651,400
57,181	ProSiebenSat.1 Media SE (Media & Entertainment)	787,781
4,227	Siltronic AG (Semiconductors & Semiconductor Equipment)	321,123
20,129	Talanx AG (Insurance)	869,820
9,431	TLG Immobilien AG (Real Estate)	256,469
26,540	Wirecard AG (Software & Services)	4,247,449

		50,952,044

Hong Kong – 0.8%
295,500	Link REIT (REIT)	3,259,620
352,500	Swire Pacific Ltd. Class B (Real Estate)	515,489

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
876,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	$ 2,393,304

		6,168,413

Ireland – 0.2%
195,116	C&C Group plc (Food, Beverage & Tobacco)	882,567
5,668	Flutter Entertainment plc (Consumer Services)	530,386

		1,412,953

Israel – 0.2%
125,446	Plus500 Ltd. (Diversified Financials)	1,177,176

Italy – 3.2%
4,502	Banca Generali SpA (Diversified Financials)	138,846
17,325	DiaSorin SpA (Health Care Equipment & Services)	2,014,866
182,403	Enel SpA (Utilities)	1,362,422
61,104	Eni SpA (Energy)	933,961
2,617,145	Intesa Sanpaolo SpA (Banks)	6,199,545
144,629	Iren SpA (Utilities)	421,840
305,586	Leonardo SpA (Capital Goods)	3,592,169
354,577	Mediobanca Banca di Credito Finanziario SpA (Banks)	3,870,486
718,934	Terna Rete Elettrica Nazionale SpA (Utilities)	4,617,501

		23,151,636

Japan – 27.1%
261,500	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	4,949,561
83,300	Alps Alpine Co. Ltd. (Technology Hardware & Equipment)	1,564,173
323,800	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	4,631,687
159,900	Benesse Holdings, Inc. (Consumer Services)	4,165,414
7,600	Capcom Co. Ltd. (Media & Entertainment)	202,278
29,000	Central Japan Railway Co. (Transportation)	5,980,076
105,300	Chubu Electric Power Co., Inc. (Utilities)	1,527,444
180,400	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	4,679,752
95,100	Daiwa House Industry Co. Ltd. (Real Estate)	3,091,197
113,300	Denso Corp. (Automobiles & Components)	5,006,434
60,100	East Japan Railway Co. (Transportation)	5,746,910
83,300	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,255,550

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
73,300	Fujitsu Ltd. (Software & Services)	$ 5,891,140
103,600	Hitachi Ltd. (Technology Hardware & Equipment)	3,879,842
371,300	Hulic Co. Ltd. (Real Estate)	3,811,998
6,800	Ibiden Co. Ltd. (Technology Hardware & Equipment)	137,262
102,300	Idemitsu Kosan Co. Ltd. (Energy)	2,902,493
142,900	ITOCHU Corp. (Capital Goods)	2,959,977
61,000	Japan Airlines Co. Ltd. (Transportation)	1,811,665
23,400	KDDI Corp. (Telecommunication Services)	610,570
43,300	Kewpie Corp. (Food, Beverage & Tobacco)	1,014,166
108,300	Konami Holdings Corp. (Media & Entertainment)	5,246,444
18,400	K’s Holdings Corp. (Retailing)	200,395
279,200	LIXIL Group Corp. (Capital Goods)	4,932,674
522,200	Mazda Motor Corp. (Automobiles & Components)	4,680,645
39,300	McDonald’s Holdings Co. Japan Ltd. (Consumer Services)	1,903,588
12,100	Mitsubishi Heavy Industries Ltd. (Capital Goods)	475,632
78,700	Mitsubishi Materials Corp. (Materials)	2,133,442
1,500,400	Mitsubishi UFJ Financial Group, Inc. (Banks)	7,641,330
24,700	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financials)	143,269
234,300	Mitsui Fudosan Co. Ltd. (Real Estate)	5,831,052
14,000	Mitsui Mining & Smelting Co. Ltd. (Materials)	334,216
4,052,000	Mizuho Financial Group, Inc. (Banks)	6,226,926
8,900	NGK Insulators Ltd. (Capital Goods)	127,325
5,000	Nihon Unisys Ltd. (Software & Services)	161,615
9,200	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	440,162
42,200	Nippon Yusen KK (Transportation)	708,912
65,600	Nitto Denko Corp. (Materials)	3,178,662
233,500	Nomura Research Institute Ltd. (Software & Services)	4,665,786
353,100	NTT Data Corp. (Software & Services)	4,582,715
15,500	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	282,286
157,000	Osaka Gas Co. Ltd. (Utilities)	3,015,425
45,900	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,724,236

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
155,400	Pan Pacific International Holdings Corp. (Retailing)	$ 2,601,768
89,300	SAMTY Co. Ltd. (Real Estate)	1,562,439
47,700	Sankyo Co. Ltd. (Consumer Durables & Apparel)	1,641,425
9,900	SCSK Corp. (Software & Services)	465,894
58,400	Secom Co. Ltd. (Commercial & Professional Services)	5,343,945
83,100	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	1,293,209
248,900	Sekisui House Ltd. (Consumer Durables & Apparel)	4,911,340
70,700	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,941,740
126,500	SoftBank Group Corp. (Telecommunication Services)	4,991,744
186,100	Subaru Corp. (Automobiles & Components)	5,262,928
4,800	Sugi Holdings Co. Ltd. (Food & Staples Retailing)	260,498
19,300	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	698,890
105,300	Sumitomo Realty & Development Co. Ltd. (Real Estate)	4,019,940
93,300	Sundrug Co. Ltd. (Food & Staples Retailing)	2,943,929
59,500	TDK Corp. (Technology Hardware & Equipment)	5,378,626
74,500	TIS, Inc. (Software & Services)	4,304,478
104,400	Tokio Marine Holdings, Inc. (Insurance)	5,600,763
30,300	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	5,821,353
16,900	Tokyo Tatemono Co. Ltd. (Real Estate)	238,538
149,700	Toshiba Corp. (Capital Goods)	4,579,089
4,900	Toyota Motor Corp. (Automobiles & Components)	329,085
29,200	Toyota Tsusho Corp. (Capital Goods)	947,765
357,400	Yamada Denki Co. Ltd. (Retailing)	1,731,738

		196,327,450

Netherlands – 7.8%
60,957	Akzo Nobel NV (Materials)	5,431,432
21,472	ASM International NV (Semiconductors & Semiconductor Equipment)	1,975,467
3,989	ASML Holding NV (Semiconductors & Semiconductor Equipment)	989,325
100,076	ASR Nederland NV (Insurance)	3,692,762
150,653	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	4,712,620
14,436	Euronext NV (Diversified Financials)(b)	1,182,033

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
162,736	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	$ 4,069,644
46,396	Koninklijke DSM NV (Materials)	5,585,236
135,164	NN Group NV (Insurance)	4,790,021
15,870	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)	1,731,734
153,347	Royal Dutch Shell plc Class A (Energy)	4,497,120
297,108	Royal Dutch Shell plc Class B (Energy)	8,781,160
21,704	Royal Dutch Shell plc Class B ADR (Energy)	1,300,070
45,242	Signify NV (Capital Goods)(b)	1,243,368
89,620	Wolters Kluwer NV (Commercial & Professional Services)	6,539,126

		56,521,118

New Zealand – 0.1%
337,085	Meridian Energy Ltd. (Utilities)	1,097,844

Norway – 3.0%
74,729	Austevoll Seafood ASA (Food, Beverage & Tobacco)	709,662
258,356	DNB ASA (Banks)	4,554,295
303,276	Equinor ASA (Energy)	5,744,709
14,712	Grieg Seafood ASA (Food, Beverage & Tobacco)	180,086
519,766	Orkla ASA (Food, Beverage & Tobacco)	4,729,516
45,894	Salmar ASA (Food, Beverage & Tobacco)	2,014,858
117,390	Schibsted ASA Class A (Media & Entertainment)	3,473,987

		21,407,113

Singapore – 0.2%
168,400	Singapore Exchange Ltd. (Diversified Financials)	1,033,141
64,300	Wilmar International Ltd. (Food, Beverage & Tobacco)	173,544

		1,206,685

Spain – 0.9%
27,031	ACS Actividades de Construccion y Servicios SA (Capital Goods)	1,080,050
356,854	Banco Bilbao Vizcaya Argentaria SA (Banks)	1,857,598
101,919	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	3,004,379
26,400	Red Electrica Corp. SA (Utilities)	534,751

		6,476,778

Sweden – 3.0%
209,493	Boliden AB (Materials)*	4,811,334
7,467	Electrolux ABSeries B (Consumer Durables & Apparel)	176,895

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
83,740	Essity AB Class B (Household & Personal Products)	$ 2,443,401
338,466	Sandvik AB (Capital Goods)	5,269,226
153,295	SKF AB Class B (Capital Goods)	2,531,383
26,744	Swedish Match AB (Food, Beverage & Tobacco)	1,106,079
390,044	Volvo AB Class B (Capital Goods)	5,473,538

		21,811,856

Switzerland – 9.7%
86,186	Adecco Group AG (Registered) (Commercial & Professional Services)	4,769,344
24,906	Baloise Holding AG (Registered) (Insurance)	4,462,527
59,824	Coca-Cola HBC AG (Food, Beverage & Tobacco)*	1,953,882
11,411	Helvetia Holding AG (Registered) (Insurance)	1,574,908
112,597	LafargeHolcim Ltd. (Registered) (Materials)*	5,544,701
16,529	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	5,593,595
58,948	Nestle SA (Registered) (Food, Beverage & Tobacco)	6,393,178
66,487	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	5,770,207
53,037	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	15,442,503
24,116	Sonova Holding AG (Registered) (Health Care Equipment & Services)	5,611,330
10,870	Swiss Life Holding AG (Registered) (Insurance)	5,196,950
58,269	Swiss Re AG (Insurance)	6,080,009
1,265	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	302,363
142,787	UBS Group AG (Registered) (Diversified Financials)*	1,621,267

		70,316,764

United Kingdom – 10.4%
1,160,900	Aviva plc (Insurance)	5,699,075
469,784	Barratt Developments plc (Consumer Durables & Apparel)	3,739,785
52,432	boohoo Group plc (Retailing)*	170,828
28,521	BP plc ADR (Energy)	1,083,513
210,730	Diageo plc (Food, Beverage & Tobacco)	8,608,389
26,165	Dialog Semiconductor plc (Semiconductors & Semiconductor Equipment)*	1,239,197

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
931,385	Direct Line Insurance Group plc (Insurance)	$ 3,436,357
227,328	Experian plc (Commercial & Professional Services)	7,269,753
40,343	Fevertree Drinks plc (Food, Beverage & Tobacco)	1,200,044
391,884	Fiat Chrysler Automobiles NV (Automobiles & Components)	5,077,958
13,308	Greggs plc (Consumer Services)	342,134
184,814	Halma plc (Technology Hardware & Equipment)	4,473,502
5,376	HomeServe plc (Commercial & Professional Services)	78,395
85,217	HSBC Holdings plc (Banks)	652,955
295,656	International Consolidated Airlines Group SA (Transportation)	1,725,580
79,436	JD Sports Fashion plc (Retailing)	733,181
1,068,548	Legal & General Group plc (Insurance)	3,261,553
25,633	London Stock Exchange Group plc (Diversified Financials)	2,301,836
597,214	National Grid plc (Utilities)	6,466,220
163,385	Persimmon plc (Consumer Durables & Apparel)	4,357,507
257,998	Smith & Nephew plc (Health Care Equipment & Services)	6,213,087
1,514,276	Taylor Wimpey plc (Consumer Durables & Apparel)	3,005,734
17,834	Unilever plc (Household & Personal Products)	1,071,859
45,713	Unilever plc ADR (Household & Personal Products)	2,747,351

		74,955,793

TOTAL INVESTMENTS – 97.2% (Cost $664,632,920)		$703,370,955

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.8%		20,172,986

NET ASSETS – 100.0%		$723,543,941

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	95	12/20/2019	$3,681,034	$51,902
FTSE 100 Index	18	12/20/2019	1,634,109	16,886
Hang Seng Index	1	10/30/2019	166,133	(1,854)
MSCI Singapore Index	4	10/30/2019	103,968	(912)
SPI 200 Index	6	12/19/2019	676,502	3,251
TOPIX Index	11	12/12/2019	1,615,538	54,184

Total Futures Contracts				$123,457

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the net asset value (“NAV”) per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit defaults swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2019:

U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$26,822,508	$—	$—
North America	2,883,149,333	—	—
South America	4,850,065	—	—
Investment Company	5,338,862	—	—
Securities Lending Reinvestment Vehicle	4,332,375	—	—

Total	$2,924,493,143	$—	$—

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Futures(b)	$(176,296)	$—	$—
Written Options Contracts	(23,665,120)	—	—

Total	$(23,841,416)	$—	$—

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$623,157	$—
Asia	101,532	86,342,342	—
Australia and Oceania	2,446,980	23,575,319	—
Europe	13,609,866	170,339,048	—
North America	—	49,248	—
Securities Lending Reinvestment Vehicle	398,864	—	—

Total	$16,557,242	$280,929,114	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(b)
Futures Contracts	$21,658	$—	$—

Liabilities
Futures Contracts(b)	$(6,470)	$—	$—
Written Options Contracts	(3,049,405)	—	—

Total	$(3,055,875)	$—	$—

U.S. TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$3,976,533	$—	$—
Europe	18,886,389	—	—
North America	1,679,332,237	—	—
South America	849,446	—	—
Securities Lending Reinvestment Vehicle	1,450,400	—	—

Total	$1,704,495,005	$—	$—

INTERNATIONAL TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$208,759,858	$—
Australia and Oceania	7,045,329	58,192,479	—
Europe	6,862,668	422,510,621	—

Total	$13,907,997	$689,462,958	$—

Derivative Type	Level 1	Level 2	Level 3

Assets(b)
Futures Contracts	$126,223	$—	$—

Liabilities(b)
Futures Contracts	$(2,766)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.